LEASES (Detail Textuals)	3 Months Ended
Mar. 31, 2019 USD ($) Contract
Leases [Line Items]
Total lease liabilities	$ 3,919,000
Adopted ASU No. 2016-02, Leases (Topic 842)
Leases [Line Items]
Recognized right-of-use assets	3,800,000
Total lease liabilities	$ 3,919,000
Number of leases branch location | Contract	3
Description of leases options to extend	Leases include options to extend the lease for up to 20 years
Number of leases | Contract	3
Operating leases rent expense	$ 72,000
Adopted ASU No. 2016-02, Leases (Topic 842) | Minimum
Leases [Line Items]
Leases remaining initial contractual lease terms	9 months
Adopted ASU No. 2016-02, Leases (Topic 842) | Maximum
Leases [Line Items]
Leases remaining initial contractual lease terms	16 years 6 months